Accounting Changes Splits Adjustments Reclassifications and Corrections of Non-Material Errors - Summary of Consolidated Statement Of Comprehensive Income (Detail)
$ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Detailed Information About Regrouped Consolidated And Separate Comprehensive Statements Explanatory [Line Items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net	$ (1,822,359)	$ (36,353,700)	$ (31,283,154)	$ 21,418,997
Total cost of sales, net	47,805,715	953,661,844	1,401,971,185	1,681,119,150
Derivative financial instruments (cost) income, net	857,005	17,096,141	(23,263,923)	(19,115,951)
Sum of financing (costs) net, derivative instruments (cost) and foreign exchange gains, net	(12,876,847)	(256,876,357)	(39,959,272)	(87,769,033)
Net loss	$ (25,518,054)	$ (509,052,065)	(282,112,024)	(180,419,837)
Parent Company [Member]
Disclosure Of Detailed Information About Regrouped Consolidated And Separate Comprehensive Statements Explanatory [Line Items]
Cost of sales			1,122,933,424
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			(31,283,154)
Total cost of sales, net			1,154,216,578
Finance income			29,235,603	(123,869,684)
Derivative financial instruments (cost) income, net			(23,263,923)	(19,115,951)
Sum of financing (costs) net, derivative instruments (cost) and foreign exchange gains, net			(39,959,272)	(87,769,033)
Net loss			(282,112,024)	(180,419,837)
Previously Reported [member] | Parent Company [Member]
Disclosure Of Detailed Information About Regrouped Consolidated And Separate Comprehensive Statements Explanatory [Line Items]
Cost of sales			1,122,933,424
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			(97,082,214)
Total cost of sales, net			1,220,015,638
Finance income			24,483,706	(120,727,022)
Derivative financial instruments (cost) income, net			(18,512,026)	22,258,613
Sum of financing (costs) net, derivative instruments (cost) and foreign exchange gains, net			(39,959,272)	(87,769,033)
Net loss			(347,911,084)	(180,419,837)
Reclassification [Member] | Parent Company [Member]
Disclosure Of Detailed Information About Regrouped Consolidated And Separate Comprehensive Statements Explanatory [Line Items]
Finance income			4,751,897	(3,142,662)
Derivative financial instruments (cost) income, net			(4,751,897)	$ 3,142,662
Adjustment of non-material correction [Member] | Parent Company [Member]
Disclosure Of Detailed Information About Regrouped Consolidated And Separate Comprehensive Statements Explanatory [Line Items]
Impairment (reversal of impairment) of wells, pipelines, properties, plant and equipment, net			65,799,060
Total cost of sales, net			65,799,060
Net loss			$ 65,799,060